Accounting estimates and judgments - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Accounting Estimates [Line Items]
Average exercise price per share option granted during the period	$ 18.90	$ 3.69
Warrants
Disclosure Of Changes In Accounting Estimates [Line Items]
Average exercise price per share warrant	$ 0.57	$ 0.57	$ 0.57
Model Inputs for Measuring Fair Value of Derivative Financial Instrument
Disclosure Of Changes In Accounting Estimates [Line Items]
Consideration on options granted	0	0
Vested options exercisable period	5 years	5 years
Average exercise price per share option granted during the period	$ 25.39	$ 2.17
Grant date	March 16th, March 28th, May 1st, May 18th, May 26th, July 1st, September 9th, October 17th	January 1st, March 1st, March 2nd, March 11th, March 12th, March 15th, March 29th, ;May 11th, ;May 18 and December 9th
Expiry date	March 16th 2032, March 28th 2032, May 1st 2032, May 18th 2032, May 26th 2032, July 1st 2032, September 9th 2032, October 17th 2032	January 1st, 2026, March 1, 2022, March 2nd 2026, March 11, 2026, March 12, 2026, March 15, 2026, March 29, 2026, May 11, 2024, May 18, 2026 and December 9th, 2026
Average share price, share options granted	$ 26.79	$ 8.3
Average expected price volatility of shares	43.80%	39.70%
Average risk-free interest rate	3.10%	0.70%